SHAREHOLDERS' EQUITY (FY) (Details) - ₪ / shares	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Jul. 09, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 23, 2014
Ordinary Share [Member]
Composition of share capital [Abstract]
Authorized (in shares)		100,000,000		22,007,000
Issued (in shares)		24,930,736		549,990
Outstanding (in shares)		24,930,736		549,990
Par value (in sheqel per share)		₪ 0.01		₪ 0.01
Ordinary B Share [Member]
Composition of share capital [Abstract]
Authorized (in shares)		0		140,000
Issued (in shares)		0		139,908
Outstanding (in shares)		0		139,908
Par value (in sheqel per share)		₪ 0.01		₪ 0.01
Ordinary C Share [Member]
Composition of share capital [Abstract]
Authorized (in shares)		0		1,130,000				1,500,000
Issued (in shares)		0		0
Outstanding (in shares)		0		0
Par value (in sheqel per share)		₪ 0.01		₪ 0.01				₪ 0.01
Ordinary Shares [Member]
Composition of share capital [Abstract]
Authorized (in shares)	100,000,000	100,000,000	23,277,000	23,277,000
Issued (in shares)	25,140,048	24,930,736	689,898	689,898
Outstanding (in shares)	25,140,048	24,930,736	689,898	689,898		689,898	689,898
Par value (in sheqel per share)	₪ 0.01	₪ 0.01	₪ 0.01	₪ 0.01
Series Preferred A Share [Member]
Composition of share capital [Abstract]
Authorized (in shares)		0		600,000
Issued (in shares)		0		600,000
Outstanding (in shares)		0		600,000
Par value (in sheqel per share)		₪ 0.01		₪ 0.01
Series Preferred B Share [Member]
Composition of share capital [Abstract]
Authorized (in shares)		0		1,454,000
Issued (in shares)		0		1,453,846
Outstanding (in shares)		0		1,453,846
Par value (in sheqel per share)		₪ 0.01		₪ 0.01
Series Preferred C Share [Member]
Composition of share capital [Abstract]
Authorized (in shares)		0		2,828,000
Issued (in shares)		0		2,827,430
Outstanding (in shares)		0		2,827,430
Par value (in sheqel per share)		₪ 0.01		₪ 0.01
Series Preferred D Share [Member]
Composition of share capital [Abstract]
Authorized (in shares)		0		3,405,000
Issued (in shares)		0		3,404,314
Outstanding (in shares)		0		3,404,314
Par value (in sheqel per share)		₪ 0.01		₪ 0.01
Series Preferred E-1 Share [Member]
Composition of share capital [Abstract]
Authorized (in shares)		0		572,000
Issued (in shares)		0		571,478
Outstanding (in shares)		0		571,478
Par value (in sheqel per share)		₪ 0.01		₪ 0.01
Series Preferred E-2 Share [Member]
Composition of share capital [Abstract]
Authorized (in shares)		0		1,024,000
Issued (in shares)		0		1,023,312
Outstanding (in shares)		0		1,023,312
Par value (in sheqel per share)		₪ 0.01		₪ 0.01
Series Preferred F-1 Share [Member]
Composition of share capital [Abstract]
Authorized (in shares)		0		4,275,000
Issued (in shares)		0		4,274,363
Outstanding (in shares)		0		4,274,363
Par value (in sheqel per share)		₪ 0.01		₪ 0.01	₪ 0.01
Series Preferred F-2 Share [Member]
Composition of share capital [Abstract]
Authorized (in shares)		0		2,565,000
Issued (in shares)		0		0
Outstanding (in shares)		0		0
Par value (in sheqel per share)		₪ 0.01		₪ 0.01
Preferred Share [Member]
Composition of share capital [Abstract]
Authorized (in shares)	0	0	16,723,000	16,723,000
Issued (in shares)	0	0	14,154,743	14,154,743
Outstanding (in shares)	0	0	14,154,743	14,154,743		9,880,380	9,880,380
Par value (in sheqel per share)	₪ 0.01	₪ 0.01	₪ 0.01	₪ 0.01